JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 97.0% (a)
Alabama — 2.7%
Education — 1.1%
Tuscaloosa City Board of Education Rev., 5.00%, 8/1/2020	10,000	10,079
University of Alabama (The) Series B-2, Rev., 5.00%, 9/1/2031	95,000	121,942
University of South Alabama Facilities Rev., AGM, 5.00%, 4/1/2030	250,000	331,737

		463,758

General Obligation — 0.3%
City of Montgomery, Warrants GO, 3.00%, 6/15/2020	15,000	15,015
City of Pell City Series A, GO, 5.00%, 2/1/2025	100,000	119,797

		134,812

Transportation — 0.5%
Alabama Federal Aid Highway Finance Authority Series 2016A, Rev., 5.00%, 9/1/2034	200,000	242,542

Utility — 0.8%
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (b)	30,000	31,663
Black Belt Energy Gas District, Project No. 5 Series 2020A-1, Rev., 4.00%, 10/1/2026 (b)	250,000	275,757
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	27,074

		334,494

Total Alabama		1,175,606

Alaska — 0.7%
General Obligation — 0.1%
Borough of North Slope, General Purpose Series 2018A, GO, 5.00%, 6/30/2020	35,000	35,131

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	231,800

Other Revenue — 0.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 10/1/2025	20,000	23,318

Investments	Principal Amount($)	Value($)
Prerefunded — 0.0% (c)
Borough of North Slope, General Purpose Series 2017A, GO, 5.00%, 6/30/2021 (d)	10,000	10,038

Total Alaska		300,287

Arizona — 2.4%
Education — 1.2%
Arizona Industrial Development Authority, Cadence Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (e)	125,000	123,969
Series 2020A, Rev., 4.00%, 7/15/2040 (e)	125,000	109,106
Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	250,000	294,383

		527,458

General Obligation — 0.1%
County of Pima GO, 5.00%, 7/1/2020	10,000	10,039
Kyrene Elementary School District No. 28 Series 2017A, GO, 4.00%, 7/1/2020	10,000	10,031
Maricopa County School District No. 3 Tempe Elementary, School Improvement Series A, GO, 5.00%, 7/1/2027	30,000	38,244

		58,314

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	249,185

Other Revenue — 0.1%
City of Phoenix Civic Improvement Corp., Junior Lien Series 2014B, Rev., 5.00%, 7/1/2020	10,000	10,039
City of Surprise Rev., 3.00%, 7/1/2020	10,000	10,023

		20,062

Transportation — 0.1%
City of Phoenix, Civic Improvement Corp., Light Rail Project Series 2013, Rev., 5.00%, 7/1/2020 (d)	25,000	25,097

Utility — 0.3%
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	121,139

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.0% (c)
County of Pima, Sewer System Rev., 5.00%, 7/1/2020	10,000	10,039

Total Arizona		1,011,294

Arkansas — 0.3%
Education — 0.1%
University of Arkansas, UAMS Campus Rev., 5.00%, 11/1/2021	40,000	42,721

Other Revenue — 0.0% (c)
Arkansas Development Finance Authority, Revolving Loan Fund Series 2011C, Rev., 5.00%, 6/1/2020	10,000	10,000

Water & Sewer — 0.2%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	88,630

Total Arkansas		141,351

California — 3.8%
Certificate of Participation/Lease — 0.4%
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	86,308
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	103,272

		189,580

General Obligation — 0.9%
El Monte City School District, Election 2014 Series A, GO, 5.00%, 8/1/2025	55,000	67,027
Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	16,697
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	172,250
San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	110,642
Sequoia Union High School District GO, 5.00%, 7/1/2027	25,000	31,600

		398,216

Other Revenue — 1.2%
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	71,113
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	293,570
Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023	20,000	22,439

Investments	Principal Amount($)	Value($)
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	115,090

		502,212

Transportation — 0.9%
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2022	125,000	134,544
Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	113,788
San Francisco City and County, Airport Commission, San Francisco International Airport Series 2016A, Rev., 5.00%, 5/1/2023	105,000	117,483

		365,815

Utility — 0.4%
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	151,572
Northern California Power Agency, Hydroelectric Project No. 1 Series 2019A, Rev., 5.00%, 7/1/2022	20,000	21,636

		173,208

Total California		1,629,031

Colorado — 1.4%
Certificate of Participation/Lease — 0.0% (c)
Regional Transportation District Series 2015A, COP, 5.00%, 6/1/2020	10,000	10,000
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	12,272

		22,272

Education — 0.1%
University of Colorado, University Enterprise Series A-2, Rev., 5.00%, 6/1/2026	40,000	49,981

General Obligation — 1.3%
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	255,507
STC Metropolitan District No. 2 Series 2019A, GO, 5.00%, 12/1/2038	300,000	285,990

		541,497

Total Colorado		613,750

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Connecticut — 1.1%
General Obligation — 0.4%
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	158,886
Town of Trumbull Series 2012A, GO, 4.00%, 9/1/2020	10,000	10,095

		168,981

Special Tax — 0.7%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2020A, Rev., 5.00%, 5/1/2023	200,000	222,796
Series B, Rev., 5.00%, 8/1/2023	75,000	84,226

		307,022

Total Connecticut		476,003

Delaware — 0.1%
Transportation — 0.1%
Delaware Transportation Authority Rev., 5.00%, 7/1/2022	40,000	43,863

District of Columbia — 1.1%
Education — 0.3%
District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	125,000	135,558

General Obligation — 0.2%
District of Columbia Series D, GO, 5.00%, 6/1/2031	65,000	82,642

Other Revenue — 0.4%
District of Columbia, Income Tax
Series C, Rev., 5.00%, 12/1/2021	25,000	26,809
Series F, Rev., 5.00%, 12/1/2021	50,000	53,617
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	101,546

		181,972

Water & Sewer — 0.2%
District of Columbia, Water and Sewer Authority Series B, Rev., 5.00%, 10/1/2025	65,000	80,544

Total District of Columbia		480,716

Florida — 5.3%
Certificate of Participation/Lease — 0.7%
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	52,277
Palm Beach County School District Series 2015B, COP, 5.00%, 8/1/2021	10,000	10,526
South Florida Water Management District COP, 5.00%, 10/1/2036	200,000	236,754

		299,557

Investments	Principal Amount($)	Value($)
Education — 1.5%
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029 (e)	100,000	102,373
Rev., 5.00%, 4/1/2039 (e)	100,000	95,643
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	318,668
State of Florida, State Board of Education, Lottery
Series 2016B, Rev., 5.00%, 7/1/2023	40,000	45,825
Series A, Rev., 5.00%, 7/1/2026	75,000	94,954

		657,463

General Obligation — 0.5%
Florida State Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	35,575
Series B, GO, 5.00%, 6/1/2026	20,000	25,258
Series B, GO, 5.00%, 6/1/2031	75,000	95,239
Reedy Creek Improvement District Series 2016-A, GO, 5.00%, 6/1/2026	50,000	62,710

		218,782

Hospital — 0.6%
Palm Beach County Health Facilities Authority, ACTS Retirement Life Communities Inc. Obligated Group Rev., 5.00%, 11/15/2032	240,000	252,549

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Florida Department of Environmental Protection Series 2014-A, Rev., 5.00%, 7/1/2020	35,000	35,138

Other Revenue — 0.8%
City of Orlando, Capital Improvement Series 2010B, Rev., 5.00%, 10/1/2020	10,000	10,160
Series D, Rev., 5.00%, 10/1/2022	75,000	83,359
Series B, Rev., 5.00%, 10/1/2024	60,000	71,983
County of Hillsborough Rev., 5.00%, 10/1/2024	40,000	47,950
County of Lee Rev., 5.00%, 10/1/2025	40,000	48,391
County of Okaloosa Rev., 5.00%, 10/1/2024	30,000	35,877
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	11,155
Escambia County School Board, Sales Tax Rev., 5.00%, 9/1/2020	10,000	10,113

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tampa Sports Authority, Stadium Project Rev., 4.00%, 1/1/2023	20,000	21,147

		340,135

Transportation — 0.4%
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	59,847
Florida’s Turnpike Enterprise, Department of Transportation Series A, Rev., 5.00%, 7/1/2020	20,000	20,078
State of Florida, Department of Transportation Turnpike System Series 2010B, Rev., 5.00%, 7/1/2020	40,000	40,157
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	49,125

		169,207

Utility — 0.3%
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	129,054

Water & Sewer — 0.4%
City of Cape Coral, Water and Sewer Rev., 5.00%, 10/1/2022	25,000	27,681
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	31,415
East Central Regional Wastewater Treatment Facilities Operation Board, Green Bonds, Bio Solids Project Rev., 5.00%, 10/1/2024	30,000	35,877
Tampa Bay Water Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	67,924
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	12,368

		175,265

Total Florida		2,277,150

Georgia — 0.8%
Hospital — 0.7%
Glynn-Brunswick Memorial Hospital Authority, Health System Project Rev., 4.00%, 8/1/2037	255,000	277,881
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	20,000	21,448

		299,329

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.1%
County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2026	25,000	32,004

Total Georgia		331,333

Hawaii — 0.4%
General Obligation — 0.3%
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	56,819
State of Hawaii Series EP,
GO, 5.00%, 8/1/2023	40,000	45,947
Series FK, GO, 5.00%, 5/1/2033	30,000	37,287

		140,053

Prerefunded — 0.0% (c)
State of Hawaii Series EE, GO, 5.00%, 11/1/2026 (d)	15,000	16,714

Transportation — 0.1%
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	31,210

Total Hawaii		187,977

Illinois — 7.2%
Education — 0.6%
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	235,592

General Obligation — 3.7%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	55,472
City of Decatur GO, 5.00%, 3/1/2027	130,000	158,912
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	31,683
Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	225,000	275,875
Kane County School District No. 131 Aurora East Side Series 2020A, GO, AGM, 5.00%, 12/1/2026	110,000	137,619
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 5.00%, 1/1/2024	35,000	40,558
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	31,108

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lake and McHenry Counties Community Unit School District No. 118 Wauconda GO, 5.00%, 1/1/2022	50,000	53,521
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	218,046
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	89,042
State of Illinois
GO, 5.00%, 4/1/2024	30,000	30,499
Series A, GO, 5.00%, 10/1/2024	30,000	30,559
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	154,785
Will and Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,883
Will County Forest Preserve District, Limited Tax GO, 5.00%, 12/15/2034	200,000	252,910

		1,571,472

Other Revenue — 1.9%
Southwestern Illinois Development Authority, Southwestern Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	835,281

Transportation — 0.9%
Chicago O’Hare International Airport, Third Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	45,837
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	28,596
Series A, Rev., 5.00%, 1/1/2036	250,000	307,530

		381,963

Water & Sewer — 0.1%
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	43,618

Total Illinois		3,067,926

Indiana — 1.7%
Education — 0.9%
Adams Central Elementary School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	25,186
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	41,081

Investments	Principal Amount($)	Value($)
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	89,758
Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	10,930
Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	27,384
Series Y, Rev., 5.00%, 8/1/2028	25,000	32,401
Perry Township Multi School Building Corp., Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	42,208
Portage Township Multi-School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2028	75,000	97,887

		366,835

Hospital — 0.0% (c)
Indiana Finance Authority, University Health Obligation Group Series 2016A, Rev., 5.00%, 12/1/2022	10,000	11,065

Housing — 0.7%
Decatur County Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	315,340

Transportation — 0.1%
Indiana Finance Authority, Highway Series C, Rev., 5.00%, 12/1/2025	35,000	43,368

Total Indiana		736,608

Iowa — 0.4%
Education — 0.1%
University of Iowa Facilities Corp., Medical Education and Biomedical Research Facilities Rev., 4.00%, 6/1/2020	25,000	25,000

General Obligation — 0.1%
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	41,457

Other Revenue — 0.1%
Iowa Finance Authority, State Revolving Fund, Green Bonds Rev., 5.00%, 8/1/2027	30,000	39,050

Water & Sewer — 0.1%
City of Cedar Rapids Series 2018D, Rev., 5.00%, 6/1/2022	70,000	76,326

Total Iowa		181,833

Kansas — 0.2%
General Obligation — 0.0% (c)
Seward County Unified School District No. 480 Liberal GO, 5.00%, 9/1/2020	10,000	10,115

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.2%
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	60,499

Total Kansas		70,614

Kentucky — 0.9%
Hospital — 0.2%
Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	68,405

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	195,032

Transportation — 0.0% (c)
Kentucky Asset Liability Commission, Project Notes, Federal Highway Trust Series 2015A, Rev., 5.00%, 9/1/2020	10,000	10,113
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2020	10,000	10,039

		20,152

Water & Sewer — 0.2%
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	29,457
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	50,643

		80,100

Total Kentucky		363,689

Louisiana — 1.6%
General Obligation — 0.1%
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	35,639

Other Revenue — 0.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Rev., 5.00%, 12/1/2030	250,000	333,592

Prerefunded — 0.1%
State of Louisiana, Gas and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2024 (d)	55,000	59,996

Water & Sewer — 0.6%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	254,436

Total Louisiana		683,663

Investments	Principal Amount($)	Value($)
Maine — 0.3%
Other Revenue — 0.2%
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	89,690

Transportation — 0.1%
Maine Municipal Bond Bank, Maine Department of Transportation Series 2018A, Rev., 5.00%, 9/1/2026	45,000	56,529

Total Maine		146,219

Maryland — 1.3%
Education — 0.5%
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	196,484

General Obligation — 0.6%
Baltimore County, Consolidated Public Improvement GO, 5.00%, 8/1/2023	100,000	110,182
County of Frederick, Public Facilities Series 2011A, GO, 5.00%, 8/1/2020 (d)	15,000	15,116
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	85,872
State of Maryland, State and Local Facilities Loan of 2017 Series A, GO, 5.00%, 8/1/2025	45,000	55,536

		266,706

Transportation — 0.2%
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	75,000	95,157

Total Maryland		558,347

Massachusetts — 0.5%
Education — 0.2%
Massachusetts Development Finance Agency, Emerson College Rev., 5.00%, 1/1/2028	25,000	28,218
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	57,366

		85,584

General Obligation — 0.2%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	12,211
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	31,795

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	36,157

		80,163

Transportation — 0.1%
Massachusetts Bay Transportation Authority, Mass Sales Tax Series 2004C, Rev., 5.50%, 7/1/2020	10,000	10,043
Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	21,967

		32,010

Water & Sewer — 0.0% (c)
Massachusetts Water Resources Authority Series 2019G, Rev., 5.00%, 8/1/2020	10,000	10,080
Springfield Water & Sewer Commission Series C, Rev., 5.00%, 7/15/2023	10,000	11,440

		21,520

Total Massachusetts		219,277

Michigan — 0.8%
General Obligation — 0.8%
Berrien Springs Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2030	250,000	331,785

Hospital — 0.0% (c)
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	29,899

Total Michigan		361,684

Minnesota — 0.8%
Education — 0.1%
Minnesota State Colleges And Universities Foundation Series 2017A, Rev., 3.00%, 10/1/2020	10,000	10,088
University of Minnesota Series 2017B, Rev., 5.00%, 12/1/2020	10,000	10,241
University of Minnesota, Board of Regents Series B, Rev., 5.00%, 12/1/2025	15,000	18,541

		38,870

General Obligation — 0.1%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	32,401
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	23,223

		55,624

Investments	Principal Amount($)	Value($)
Housing — 0.6%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	250,000	233,105

Other Revenue — 0.0% (c)
State of Minnesota, 911 Services Public Safety Radio Communications System Project Rev., 5.00%, 6/1/2020	10,000	10,000

Total Minnesota		337,599

Mississippi — 0.9%
Education — 0.3%
Mississippi Development Bank, Special Obligation, Hinds County School District Project Rev., 4.00%, 3/1/2031	25,000	29,645
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	42,554
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	48,888

		121,087

General Obligation — 0.4%
Harrison County School District GO, 4.00%, 6/1/2020	20,000	20,000
State of Mississippi
Series B, GO, 5.00%, 12/1/2025	20,000	24,684
Series 2015F, GO, 5.00%, 11/1/2028	35,000	42,759
Series A, GO, 5.00%, 11/1/2031	60,000	74,742

		162,185

Utility — 0.2%
West Rankin Utility Authority Rev., AGM, 5.00%, 1/1/2029	70,000	81,926

Total Mississippi		365,198

Missouri — 3.0%
Hospital — 1.6%
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	228,852
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	191,331

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	232,654
Missouri Development Finance Board, Fulton State Hospital Project Series 2016, Rev., 5.00%, 10/1/2025	25,000	29,808

		682,645

Other Revenue — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Transit Rev., 5.00%, 10/1/2030	350,000	477,088

Transportation — 0.1%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	47,834

Water & Sewer — 0.2%
City of Kansas, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	31,567
Metropolitan St. Louis Sewer District Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	58,274

		89,841

Total Missouri		1,297,408

Montana — 0.5%
General Obligation — 0.5%
County of Missoula
Series 2016, GO, 4.00%, 7/1/2025	50,000	58,762
Series A, GO, 5.00%, 7/1/2030	120,000	149,406

		208,168

Total Montana		208,168

Nebraska — 2.8%
Education — 0.2%
Nebraska State College Facilities Corp., CSC Rangeland Center and WSC U.S. Conn Library Projects Rev., 5.00%, 6/15/2020	25,000	25,044
University of Nebraska Facilities Corp., UNMC Global Center Project Series 2017, Rev., 5.00%, 12/15/2025	35,000	43,200

		68,244

Hospital — 0.6%
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	281,263

Investments	Principal Amount($)	Value($)
Utility — 1.9%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	396,458
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	107,606
Rev., 5.00%, 9/1/2028	50,000	63,749
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	120,000	142,605
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	49,594
Series A, Rev., 5.00%, 2/1/2027	30,000	37,052

		797,064

Water & Sewer — 0.1%
City of Omaha, Sewer Rev., 5.00%, 4/1/2027	50,000	62,372

Total Nebraska		1,208,943

Nevada — 1.4%
General Obligation — 0.5%
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	115,776
Series A, GO, 4.00%, 6/15/2035	90,000	102,025

		217,801

Other Revenue — 0.2%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	100,000	97,332

Transportation — 0.5%
Clark County Rev., 5.00%, 7/1/2028	25,000	30,985
Clark County, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2019E, Rev., 5.00%, 7/1/2033	155,000	187,231

		218,216

Water & Sewer — 0.2%
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	63,219

Total Nevada		596,568

New Hampshire — 0.0% (c)
Other Revenue — 0.0% (c)
State of New Hampshire, Grant Anticipation Rev., 5.00%, 9/1/2020	10,000	10,116

New Jersey — 2.3%
General Obligation — 0.6%
City of Elizabeth, General Improvement GO, 4.00%, 8/15/2020	100,000	100,782

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of New Brunswick Series 2015, GO, 4.00%, 3/15/2024	10,000	11,350
City of North Wildwood GO, 5.00%, 8/1/2022	10,000	11,012
City of Vineland GO, AGM, 4.00%, 6/1/2020	10,000	10,000
City of Wildwood, Water and Sewer Utility GO, 4.00%, 9/15/2020	100,000	100,978
County of Gloucester GO, 4.00%, 10/1/2020	10,000	10,128
Manalapan-Englishtown Regional Board of Education GO, 4.00%, 10/1/2020	15,000	15,185

		259,435

Other Revenue — 0.8%
Passaic County Improvement Authority, City of Paterson Project Series 2017, Rev., GTD, 5.00%, 6/15/2025	10,000	12,198
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	320,978

		333,176

Prerefunded — 0.3%
New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2027 (d)	115,000	124,644

Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	245,570

Total New Jersey		962,825

New Mexico — 2.4%
Education — 0.4%
University of New Mexico (The), Subordinated Lien System Improvement
Series 2014C, Rev., 5.00%, 6/1/2020	10,000	10,000
Rev., 5.00%, 6/1/2028	140,000	177,474

		187,474

General Obligation — 0.2%
City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	85,748

Hospital — 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,725

Investments	Principal Amount($)	Value($)
Other Revenue — 1.2%
City of Albuquerque, Gross Receipts Series 2015A, Rev., 5.00%, 7/1/2026	240,000	293,001
New Mexico Finance Authority, Senior Lien Public Project Revolving Funds
Series 2016C, Rev., 5.00%, 6/1/2022	30,000	32,861
Series 2016E, Rev., 5.00%, 6/1/2024	25,000	29,536
New Mexico Finance Authority, Subordinate Lien Public Project Series 2017B, Rev., 5.00%, 6/15/2020	10,000	10,017
State of New Mexico, Severance Tax Permanent Fund
Series 2010A, Rev., 5.00%, 7/1/2020	45,000	45,176
Series 2018A, Rev., 5.00%, 7/1/2020	15,000	15,058
Series 2016B, Rev., 4.00%, 7/1/2021	80,000	83,298

		508,947

Transportation — 0.4%
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2020	20,000	20,036
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	128,115

		148,151

Utility — 0.1%
City of Las Cruces, Joint Utility Refunding Rev., 3.00%, 6/1/2021	50,000	50,000

Water & Sewer — 0.0% (c)
Albuquerque Bernalillo County Water Utility Authority Series 2013A, Rev., 5.00%, 7/1/2020	10,000	10,039

Total New Mexico		1,020,084

New York — 9.0%
Education — 2.9%
Monroe County IDA, School Facility, Rochester School Modernization Project Rev., 5.00%, 5/1/2030	80,000	95,461
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,507
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2033	135,000	194,428

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York State Dormitory Authority, Montefiore Obligated Group
Series 2020A, Rev., AGM, 3.00%, 9/1/2050	150,000	150,653
Series 2020A, Rev., 4.00%, 9/1/2050	200,000	204,896
New York State Dormitory Authority, Rochester Institute of Technology Rev., 5.00%, 7/1/2020	10,000	10,034
New York State Dormitory Authority, State University Dormitory Facilities
Series 2011A, Rev., 5.00%, 7/1/2020	10,000	10,039
Series 2018A, Rev., 5.00%, 7/1/2024	300,000	350,670
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	201,764

		1,249,452

General Obligation — 0.9%
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	45,633
Series I, GO, 5.00%, 8/1/2023	25,000	28,521
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	39,329
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,792
County of Onondaga GO, 5.00%, 3/15/2026	20,000	23,617
Farmingdale Union Free School District GO, 5.00%, 9/15/2020	10,000	10,139
Longwood Central School District Suffolk County GO, 5.00%, 6/15/2025	175,000	215,618
Saratoga Springs City School District GO, 5.00%, 6/15/2020	15,000	15,026

		388,675

Hospital — 0.1%
New York State Dormitory Authority, Memorial Sloan, Kettering Cancer Center Series 2012-1, Rev., 5.00%, 7/1/2020	25,000	25,095

Other Revenue — 1.2%
Buffalo Fiscal Stability Authority, Sales Tax Series 2015A, Rev., 5.00%, 9/1/2020	10,000	10,120

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Building Aid Series 2018S-2, Rev., 5.00%, 7/15/2020 (d)	15,000	15,084
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2012 Series 2012S-1A, Rev., 5.00%, 7/15/2020 (d)	15,000	15,086
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	60,619
New York City Transitional Finance Authority, Future Tax Secured Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	185,865
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013G, Rev., 5.00%, 11/1/2026	30,000	33,650
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series C, Rev., 5.00%, 11/1/2022	25,000	27,710
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	150,446
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	31,316

		529,896

Special Tax — 1.1%
New York State Dormitory Authority, State Personal Income Tax
Series 2015E, Rev., 5.00%, 3/15/2022	25,000	27,082
Series 2015A, Rev., 4.00%, 3/15/2023	25,000	27,396
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2031	25,000	31,953
New York State Urban Development Corp., State Personal Income Tax
Series 2016A, Rev., 5.00%, 3/15/2026	45,000	55,616
Series 2016A, Rev., 5.00%, 3/15/2027	30,000	36,668
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	27,754
Series 2016A, Rev., 5.00%, 3/15/2028	75,000	91,295

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	188,106

		485,870

Transportation — 2.4%
Metropolitan Transportation Authority
Series 2019C, Rev., BAN, 4.00%, 7/1/2020	200,000	200,100
Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	360,000	363,650
Series 2014B, Rev., 5.00%, 11/15/2020	200,000	201,330
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	200,000	202,426
Port Authority of New York and New Jersey, Consolidated, 205th Series Series 205, Rev., 5.00%, 11/15/2028	30,000	37,402

		1,004,908

Water & Sewer — 0.4%
Erie County Water Authority Rev., 5.00%, 12/1/2027	20,000	25,484
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	133,540

		159,024

Total New York		3,842,920

North Carolina — 0.4%
General Obligation — 0.1%
County of Davidson GO, 5.00%, 6/1/2027	35,000	44,931

Other Revenue — 0.3%
County of Onslow Rev., 5.00%, 12/1/2027	25,000	30,488
County of Wayne
Rev., 3.00%, 6/1/2020	25,000	25,000
Rev., 5.00%, 6/1/2024	25,000	29,481
State of North Carolina, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	29,449

		114,418

Transportation — 0.0% (c)
North Carolina Turnpike Authority, Triangle Expressway Systems, Senior Lien Rev., 5.00%, 1/1/2021	20,000	20,522

Total North Carolina		179,871

Investments	Principal Amount($)	Value($)
North Dakota — 0.1%
Other Revenue — 0.1%
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	25,000	26,590

Ohio — 5.3%
Education — 1.9%
Bowling Green State University, A State University of Ohio Series 2016A, Rev., 5.00%, 6/1/2024	25,000	28,312
Cleveland State University Rev., 5.00%, 6/1/2020	10,000	10,000
Ohio Higher Educational Facility Commission, Denison University Series A, Rev., 5.00%, 11/1/2025	75,000	91,591
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	135,038
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	61,000
Rev., 5.00%, 3/1/2034	160,000	172,536
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	250,000	320,063

		818,540

General Obligation — 0.3%
City of Reynoldsburg GO, 5.00%, 12/1/2026	15,000	19,058
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2021	20,000	20,886
State of Ohio, Infrastructure Improvement Series A, GO, 5.00%, 9/1/2028	25,000	33,400
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	45,683

		119,027

Hospital — 0.6%
County of Warren, Otterbein Homes Series A, Rev., 4.00%, 7/1/2033	205,000	215,355
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	31,817

		247,172

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Housing — 0.1%
County of Warren, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2027	50,000	56,139

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Ohio Water Development Authority, Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2026	45,000	57,437

Other Revenue — 1.3%
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	500,000	528,290
State of Ohio, Capital Facilities Lease-Appropriation Series 2018A, Rev., 5.00%, 6/1/2025	25,000	30,254

		558,544

Prerefunded — 0.4%
South-Western City School District, School Facilities Construction and Improvement Bonds GO, 5.00%, 12/1/2036 (d)	160,000	175,165

Transportation — 0.4%
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Project Series A, Rev., 5.00%, 2/15/2027	135,000	168,472

Utility — 0.1%
American Municipal Power, Inc., Greenup Hydro-Electric Project Series 2016A, Rev., 5.00%, 2/15/2030	25,000	30,248

Water & Sewer — 0.1%
Ohio Water Development Authority Rev., 5.25%, 12/1/2021	20,000	21,265
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	37,746

		59,011

Total Ohio		2,289,755

Oklahoma — 1.9%
Education — 0.4%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	150,000	179,082

Investments	Principal Amount($)	Value($)
Other Revenue — 0.2%
Edmond Public Works Authority, Sales Tax and Utility System
Rev., 5.00%, 7/1/2020	40,000	40,155
Rev., 4.00%, 7/1/2021	10,000	10,409
Oklahoma Capitol Improvement Authority Series C, Rev., 5.00%, 1/1/2030	10,000	12,494

		63,058

Transportation — 1.1%
Grand River Dam Authority Series A, Rev., 5.00%, 6/1/2020	10,000	10,000
Oklahoma Capitol Improvement Authority, State Highway Rev., 5.00%, 7/1/2024	100,000	118,039
Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	350,000	335,023

		463,062

Utility — 0.1%
Oklahoma Capitol Improvement Authority, Repair Project Series 2018C, Rev., 5.00%, 1/1/2036	45,000	54,962

Water & Sewer — 0.1%
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	39,618

Total Oklahoma		799,782

Oregon — 0.3%
General Obligation — 0.1%
Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2020	20,000	20,000
Washington County School District No. 1 West Union, Hillsborough School District GO, 5.00%, 6/15/2028	25,000	32,310

		52,310

Transportation — 0.2%
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series A, Rev., 5.00%, 9/1/2030	45,000	58,059

Total Oregon		110,369

Pennsylvania — 8.2%
Education — 2.0%
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	44,907
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2020	30,000	30,199

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	250,000	264,925
Rev., 4.00%, 4/1/2035	205,000	195,627
Northampton County General Purpose Authority, Moravian College Project Series 2016, Rev., 5.00%, 10/1/2027	185,000	197,252
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	84,572
State Public School Building Authority, Community College Project Rev., 5.00%, 10/1/2027	25,000	29,247

		846,729

General Obligation — 2.8%
Aliquippa School District GO, 3.88%, 12/1/2037	200,000	224,528
Central Dauphin School District Series 2016A, GO, 4.00%, 11/15/2020	10,000	10,172
County of Chester GO, 5.00%, 11/15/2027	30,000	39,415
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	36,125
Township of Palmer
Series 2020C, GO, 4.00%, 11/15/2031	300,000	352,203
Series 2020C, GO, 4.00%, 11/15/2032	275,000	320,688
Township of Upper St. Clair Series A, GO, 4.00%, 6/1/2025	20,000	23,341
West Mifflin School District GO, 3.00%, 4/1/2034	200,000	220,248

		1,226,720

Hospital — 1.9%
Berks County Industrial Development Authority, Healthcare Facilities Series 2017A, Rev., 5.00%, 5/15/2037	250,000	251,890
County of Lehigh, Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	189,607
Lancaster County Hospital Authority, Saint Anne’s Retirement Community, Incorporated Project Rev., 5.00%, 3/1/2040	250,000	235,610
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	143,216

		820,323

Investments	Principal Amount($)	Value($)
Other Revenue — 0.8%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	267,773
Monroeville Finance Authority, UPMC Obligated Group Rev., 5.00%, 2/15/2022	60,000	63,988

		331,761

Transportation — 0.5%
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	128,926
Series A-1, Rev., 5.00%, 12/1/2031	60,000	72,800

		201,726

Water & Sewer — 0.2%
Erie City Water Authority Series 2019D, Rev., 5.00%, 12/1/2027	65,000	83,966

Total Pennsylvania		3,511,225

Rhode Island — 0.3%
Education — 0.0% (c)
Rhode Island Health and Educational Building Corp., Brown University Issue Series A, Rev., 5.00%, 9/1/2026	10,000	12,582

General Obligation — 0.3%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series 2014A, GO, 3.00%, 11/1/2020	10,000	10,120
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2018 Series 2018A, GO, 5.00%, 4/1/2029	75,000	96,968

		107,088

Total Rhode Island		119,670

South Carolina — 1.0%
Education — 0.0% (c)
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	11,385

Industrial Development Revenue/Pollution Control Revenue — 0.3%
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	122,443

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation — 0.7%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	305,922

Total South Carolina		439,750

South Dakota — 0.3%
Housing — 0.1%
South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2027	35,000	42,878

Other Revenue — 0.2%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	29,008
South Dakota Conservancy District, State Revolving Fund Program Series 2018, Rev., 5.00%, 8/1/2025	35,000	42,913

		71,921

Total South Dakota		114,799

Tennessee — 1.5%
General Obligation — 0.7%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	17,032
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	28,351
County of Blount GO, 4.00%, 6/1/2020	10,000	10,000
County of Robertson GO, 5.00%, 6/1/2025	25,000	30,391
County of Sullivan GO, 5.00%, 5/1/2026	30,000	37,404
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	59,289
County of Williamson GO, 5.00%, 4/1/2024	20,000	23,547
County of Wilson GO, 4.00%, 4/1/2021	20,000	20,649
Metropolitan Government of Nashville and Davidson County Series 2015A, GO, 5.00%, 7/1/2025	10,000	12,242
Montgomery County, Public Improvement GO, 5.00%, 4/1/2027	25,000	31,859
State of Tennessee Series A, GO, 5.00%, 9/1/2025	25,000	29,895

		300,659

Hospital — 0.7%
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	141,640
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	137,972

		279,612

Investments	Principal Amount($)	Value($)
Prerefunded — 0.0% (c)
Metropolitan Government of Nashville and Davidson County GO, 5.00%, 7/1/2024 (d)	20,000	21,975

Utility — 0.1%
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2020	10,000	10,120
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	11,817
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	20,000	21,337

		43,274

Total Tennessee		645,520

Texas — 7.8%
Education — 1.7%
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	250,000	258,625
Permanent University Fund, Texas A&M University System Series A, Rev., 5.00%, 7/1/2024	85,000	100,598
Regents of the University of Texas Series A, Rev., 5.00%, 2/15/2024	35,000	40,846
Stephen F Austin State University, Financing System Board of Regents Series 2019A, Rev., 5.00%, 10/15/2026	60,000	72,836
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	197,918
University of Texas (The), Board of Regents, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	59,605

		730,428

General Obligation — 3.0%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	87,707
City of Corpus Christi Series 2016A, GO, 4.00%, 3/1/2026	200,000	236,282
City of El Paso Series 2014A, GO, 5.00%, 8/15/2020	10,000	10,099
City of Hutto GO, 5.00%, 8/1/2026	80,000	100,156
City of League City GO, 5.00%, 2/15/2027	20,000	24,708
City of Pflugerville GO, 5.00%, 8/1/2026	25,000	31,384

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,915
City of San Marcos GO, 5.00%, 8/15/2031	170,000	215,125
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	29,195
County of Fort Bend Series 2016B, GO, 5.00%, 3/1/2022	35,000	37,845
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	24,784
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	30,274
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	49,974
Cypress-Fairbanks Independent School District, School Building Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	24,163
Gregory-Portland Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	30,000	36,594
Harris County, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	31,670
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	29,717
North East Independent School District GO, PSF-GTD, 5.00%, 8/1/2025	20,000	24,499
Northside Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	65,000	77,607
Pearland Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	28,177
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	31,613
Rio Grande City Consolidated Independent School District GO, PSF-GTD, 4.00%, 8/15/2020	10,000	10,079
Sherman Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	32,475
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	59,938

		1,288,980

Investments	Principal Amount($)	Value($)
Other Revenue — 0.4%
Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2017B, Rev., 5.00%, 11/1/2020	10,000	10,198
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev.,, 5.00%, 9/1/2028	125,000	160,894

		171,092

Transportation — 0.2%
Metropolitan Transit Authority of Harris County
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	55,330
Series B, Rev., 5.00%, 11/1/2029	25,000	32,155

		87,485

Utility — 1.1%
Brushy Creek Regional Utility Authority, Inc., Water Treatment And Distribution Project Rev., 5.00%, 8/1/2026	85,000	106,241
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	59,472
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2028	100,000	129,129
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	195,086

		489,928

Water & Sewer — 1.4%
City of Dallas, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	10,000	10,624
North Texas Municipal Water District, Water System Rev., 5.00%, 6/1/2027	20,000	25,848
San Antonio Water System Series A, Rev., 5.00%, 5/15/2025	25,000	30,418
Tarrant Regional Water District, Water Control and Improvement District Rev., 5.00%, 3/1/2025	125,000	151,041
Texas Water Development Board, State Water Implementation
Series 2017A, Rev., 5.00%, 4/15/2028	40,000	52,270
Series 2018A, Rev., 5.00%, 10/15/2028	50,000	66,148
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2034	145,000	181,773

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Trinity River Authority LLC, Tarrant County Water Project Rev., 5.00%, 2/1/2026	60,000	74,127

		592,249

Total Texas		3,360,162

Utah — 2.1%
Education — 0.3%
Utah Charter School Finance Authority Series A, Rev., 5.00%, 4/15/2030	110,000	139,999

General Obligation — 0.3%
Snyderville Basin Special Recreation District Series 2017, GO, 4.00%, 12/15/2025	100,000	118,844

Other Revenue — 0.4%
City of Park City Rev., 5.00%, 6/15/2022	30,000	32,905
City of South Jordan Rev., 5.00%, 8/15/2029	45,000	61,315
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	79,745

		173,965

Prerefunded — 0.1%
Utah State Board of Regents, University of Utah (The) Series B, Rev., 5.00%, 8/1/2026 (d)	25,000	28,706

Transportation — 0.9%
Utah Transit Authority Series A, Rev., BHAC-CR, 5.00%, 6/15/2035	295,000	412,832

Water & Sewer — 0.1%
Jordan Valley Water Conservancy District Series 2019A, Rev., 5.00%, 10/1/2029	25,000	31,441
Washington County Water Conservancy District Series 2017A, Rev., 5.00%, 10/1/2021	10,000	10,640

		42,081

Total Utah		916,427

Virginia — 2.3%
Education — 0.7%
Virginia College Building Authority, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	87,495
Virginia College Building Authority, Public Higher Education Financing Program Series 2011A, Rev., 5.00%, 9/1/2020	20,000	20,241
Virginia Public School Authority Series 2015-A, Rev., 4.00%, 8/1/2020	55,000	55,349

Investments	Principal Amount($)	Value($)
Virginia Public School Authority, School Financing Bonds, 1997 Resolution Series 2018B, Rev., 5.00%, 8/1/2021	125,000	132,032

		295,117

General Obligation — 0.9%
City of Richmond Series B, GO, 5.00%, 7/15/2027	175,000	227,223
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	33,235
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	113,318

		373,776

Housing — 0.1%
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	27,594

Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)
James City County Economic Development Authority, Virginia Capital Projects Rev., 5.00%, 6/15/2020	10,000	10,018

Other Revenue — 0.0% (c)
Greater Richmond Convention Center Authority, Hotel Tax Refunding Rev., 5.00%, 6/15/2020	10,000	10,010

Transportation — 0.6%
Peninsula Ports Authority, Dominion Term Association Project Rev., 1.70%, 10/1/2022 (b)	200,000	201,350
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	40,498

		241,848

Water & Sewer — 0.0% (c)
Hampton Roads Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 7/1/2021	15,000	15,783

Total Virginia		974,146

Washington — 3.9%
Certificate of Participation/Lease — 0.2%
State of Washington Series 2015-C, COP, 5.00%, 1/1/2029	55,000	67,059

General Obligation — 2.8%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2024	45,000	54,139

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	105,983
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	65,585
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	60,246
Series B, GO, 5.00%, 12/1/2025	20,000	23,229
County of Pierce, Limited Tax Series 2013A, GO, 5.00%, 7/1/2020	10,000	10,039
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	12,206
King County Public Hospital District No. 2, EvergreenHealth GO, 5.00%, 12/1/2031	105,000	124,571
King County School District No. 403 Renton, Unlimited Tax GO, 5.00%, 12/1/2022	100,000	109,431
King County School District No. 405 Bellevue, Credit Enhancement Program
GO, 5.00%, 12/1/2021	30,000	32,171
GO, 5.00%, 12/1/2026	20,000	25,527
King County School District No. 411 Issaquah GO, 5.00%, 12/1/2024	35,000	42,178
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	57,225
Pasco School District No. 1, Franklin County, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	44,991
Pierce County, White River School District No. 416 GO, 5.00%, 12/1/2025	50,000	62,077
Snohomish County School District No. 15 Edmonds
GO, 5.00%, 12/1/2025	25,000	31,054
GO, 5.00%, 12/1/2027	25,000	30,825
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/1/2024	25,000	30,016
Spokane County, Mead School District No. 354 GO, 5.00%, 12/1/2024	20,000	24,012
State of Washington
Series R-2012A, GO, 5.00%, 7/1/2020	10,000	10,039
Series 2015G, GO, 5.00%, 7/1/2026	125,000	150,614
State of Washington, Motor Vehicle Fuel Tax
Series R-2011C, GO, 5.00%, 7/1/2020 (d)	10,000	10,039
Series 2013E, GO, 5.00%, 2/1/2025	75,000	84,251

		1,200,448

Investments	Principal Amount($)	Value($)
Hospital — 0.1%
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	38,653

Other Revenue — 0.1%
Washington State Convention Center Public Facilities District Rev., 5.00%, 7/1/2032	35,000	39,085

Prerefunded — 0.0% (c)
City of Seattle, Municipal Light and Power Improvement Series 2011A, Rev., 5.00%, 2/1/2022 (d)	20,000	20,620

Transportation — 0.1%
Central Puget Sound Regional Transit Authority, Sales Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	35,890

Utility — 0.4%
Energy Northwest, Electric Generating Station Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	31,311
Energy Northwest, Electric Project Series 2017A, Rev., 5.00%, 7/1/2028	55,000	70,993
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bonds Rev., 5.00%, 1/1/2027	65,000	76,198

		178,502

Water & Sewer — 0.2%
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	11,557
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2022	10,000	10,857
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	23,906
City of Seattle, Wastewater System Improvement Rev., 5.00%, 8/1/2024	35,000	41,668

		87,988

Total Washington		1,668,245

Wisconsin — 3.5%
Education — 1.6%
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	221,502
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (e)	150,000	156,234

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin Rev., 4.00%, 2/1/2045	150,000	156,481
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	151,452

		685,669

General Obligation — 0.8%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	95,521
Hamilton School District, School Building Improvement GO, 5.00%, 4/1/2025	60,000	73,108
State of Wisconsin
Series B, GO, 4.00%, 5/1/2023	40,000	44,439
Series 1, GO, 5.00%, 11/1/2024	40,000	48,243
Series 2, GO, 5.00%, 11/1/2026	50,000	62,736
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	11,430

		335,477

Industrial Development Revenue/Pollution Control Revenue — 0.2%
State of Wisconsin Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	42,935
Series A, Rev., 5.00%, 6/1/2026	20,000	25,259

		68,194

Prerefunded — 0.2%
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2025 (d)	25,000	28,471
Rev., 5.00%, 6/1/2031 (d)	65,000	76,874

		105,345

Transportation — 0.7%
Wisconsin Department of Transportation
Series 1, Rev., 5.00%, 7/1/2020	10,000	10,039
Series 2, Rev., 5.00%, 7/1/2031	180,000	228,586
Series 2, Rev., 5.00%, 7/1/2032	50,000	63,093

		301,718

Water & Sewer — 0.0% (c)
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Series 1, Rev., 4.00%, 6/1/2020 (d)	15,000	15,000

Total Wisconsin		1,511,403

TOTAL MUNICIPAL BONDS (Cost $40,011,800)		41,575,764

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (f)(g) (Cost $1,027,694)	1,027,046	1,027,868

Total Investments — 99.4% (Cost $41,039,494)		42,603,632
Other Assets Less Liabilities — 0.6%		238,378

Net Assets — 100.0%		42,842,010

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
UPMC	University of Pittsburgh Medical Center

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2020.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$41,575,764	$—	$41,575,764
Short-Term Investments
Investment Companies	1,027,868	—	—	1,027,868

Total Investments in Securities	$1,027,868	$41,575,764	$—	$42,603,632

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (a)(b)	$5,501,376	$9,290,675	$13,763,521	$(822)	$160	$1,027,868	1,027,046	$3,961	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.